CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Income And Comprehensive Income (Loss) (Unaudited) [Abstract]
Net income (loss)	$ 4,927	$ 6,178	$ 9,552	$ 8,386	$ 34,914	$ (7,473)	$ (1,854)
Other comprehensive income (loss), net of tax
Net unrealized holding gain (loss) on available for sale securities arising during the period, net of tax (expense) benefit of $1,895, ($320), $2,120, ($420), ($791), ($1,240), ($2,102), respectively	(2,881)	582	(3,222)	922	1,082	(201)	3,592
Reclassification adjustment for net gain (loss) on available for sale securities realized during the period, net of tax expense (benefit) of $0, ($41), ($4), $55, $124, ($22) and $22, respectively	0	63	5	(81)	(185)	31	(33)
Total other comprehensive income (loss)	(2,881)	645	(3,217)	841	897	(170)	3,559
Comprehensive income (loss)	$ 2,046	$ 6,823	$ 6,335	$ 9,227	$ 35,811	$ (7,643)	$ 1,705